Document and Entity Information	Dec. 01, 2023
Cover [Abstract]
Entity Registrant Name	UNION CARBIDE CORP /NEW/
Amendment Flag	false
Entity Central Index Key	0000100790
Document Type	8-K
Document Period End Date	Dec. 01, 2023
Entity Incorporation State Country Code	NY
Entity File Number	1-1463
Entity Tax Identification Number	13-1421730
Entity Address, Address Line One	7501 State Highway 185 North
Entity Address, City or Town	Seadrift
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77983
City Area Code	(361)
Local Phone Number	553-2997
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false